Reconciliation Between Statutory Peoples Republic of China Enterprise Income Tax Rate to Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
(Loss) income before provision of income tax	$ 27,089	$ 19,880	$ (3,663)
Statutory tax rate in the PRC	25.00%	25.00%	25.00%
Income tax (benefit) expense at statutory tax rate	6,772	4,970	(916)
Effect of income tax rate differences in jurisdictions other than the PRC	861	1,944	826
Effect of tax holidays and preferential tax rates	(2,619)	(10,603)	(6,466)
Research and development expenses super deduction	(362)	(112)	(144)
Shared-based compensation	2,780	2,333	2,136
Changes in fair value of convertible notes		(708)	2,107
Others	167	323	192
Changes in valuation allowances	(3,229)	2,172	1,977
Income tax (benefit) expense	$ 4,370	$ 319	$ (288)